UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2001
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn            Atlanta, Georgia             7/19/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         140
                                             -------------------------

Form 13F Information Table Value Total:      $  235,448
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
3Com Corp.                        COM      885535104       52        11000    SH           SOLE                 11000
Abaxis, Inc.                      COM      002567105      179        33900    SH           SOLE                 33900
ABM Industries, Inc.              COM      000957100     1108        29750    SH           SOLE                 29750
ACME Metals                       COM      004724100        3        61700    SH           SOLE                 61700
Adaptec, Inc.                     COM      00651F108     1681       169145    SH           SOLE                169145
Agribiotech, Inc.                 COM      008494106        0        27000    SH           SOLE                 27000
Alcoa, Inc.                       COM      013817101     3053        77499    SH           SOLE                 77499
Alpharma, Inc.                    COM      020813101     1401        51410    SH           SOLE                 51410
Ametek, Inc.                      COM      031100100     2610        85430    SH           SOLE                 85430
Amgen, Inc.                       COM      031162100      322         5300    SH           SOLE                  5300
Anheuser-Busch Cos., Inc.         COM      035229103     3109        75459    SH           SOLE                 75459
Arrow International, Inc.         COM      042764100     1027        26750    SH           SOLE                 26750
Arvinmeritor, Inc.                COM      043353101     1913       114263    SH           SOLE                114263
Ashland, Inc.                     COM      044204105     2641        65850    SH           SOLE                 65850
Ball Corp.                        COM      058498106     2613        54951    SH           SOLE                 54951
Bank of America                   COM      060505104      875        14568    SH           SOLE                 14568
BB&T Corp.                        COM      054937107      445        12118    SH           SOLE                 12118
Bear Stearns                      COM      073902108     2666        45201    SH           SOLE                 45201
Boeing Co.                        COM      097023105     4139        74447    SH           SOLE                 74447
Briggs & Stratton Corp.           COM      109043109     2707        64300    SH           SOLE                 64300
Calpine Corp.                     COM      131347106      264         6995    SH           SOLE                  6995
Caterpillar, Inc.                 COM      149123101     3413        68200    SH           SOLE                 68200
Centex Construction Products,     COM      15231R109     2537        78070    SH           SOLE                 78070
CIGNA Corp.                       COM      125509109     1668        17407    SH           SOLE                 17407
Cincinnati Financial Corp.        COM      172062101      900        22787    SH           SOLE                 22787
Coca Cola Co.                     COM      191216100      216         4803    SH           SOLE                  4803
Comerica, Inc.                    COM      200340107     3167        54984    SH           SOLE                 54984
Compaq Computer Corp.             COM      204493100      760        49589    SH           SOLE                 49589
Constellation Brands, Inc.        COM      21036P108     2770        67566    SH           SOLE                 67566
Countrywide Credit                COM      222372104     2269        49459    SH           SOLE                 49459
Crane Co.                         COM      224399105     1431        46147    SH           SOLE                 46147
Cree, Inc.                        COM      225447101      263        10050    SH           SOLE                 10050
CTS Corp.                         COM      126501105     1581        77135    SH           SOLE                 77135
Deucalion Research, Inc.          COM      251468104        0       115000    SH           SOLE                115000
Dexterity Surgical, Inc.          COM      252368105        8        46000    SH           SOLE                 46000
DTE Energy Co.                    COM      233331107     3409        73400    SH           SOLE                 73400
Eaton Corp.                       COM      278058102     2789        39785    SH           SOLE                 39785
Edwards AG, Inc.                  COM      281760108     2550        56670    SH           SOLE                 56670
EI Dupont                         COM      263534109      278         5770    SH           SOLE                  5770
Equity Growth Corp. Wt. Exp. 1    COM      294694120        0        12000    SH           SOLE                 12000
Express Scripts, Inc.             COM      302182100      234         4250    SH           SOLE                  4250
Exxon Mobile Corp.                COM      30231g102      658         7533    SH           SOLE                  7533
Ezcony Interamerica               COM      G3287M102        2        20100    SH           SOLE                 20100
Fedders Corp.                     COM      313135105      348        66850    SH           SOLE                 66850
First Union Corp.                 COM      337358105     3640       104172    SH           SOLE                104172
FirstEnergy Corp.                 COM      337932107     5470       170090    SH           SOLE                170090
Footstar, Inc                     COM      344912100     1104        32107    SH           SOLE                 32107
Ford Motor Co.                    COM      345370100     3585       146029    SH           SOLE                146029
GenCorp, Inc.                     COM      368682100     1414       110500    SH           SOLE                110500
General Electric Co.              COM      369604103      501        10277    SH           SOLE                 10277
Gentner Communications            COM      37245J105      218        20600    SH           SOLE                 20600
Goodrich, BF Co.                  COM      382388106     2177        57325    SH           SOLE                 57325
Guidant Corp.                     COM      401698105     3608       100235    SH           SOLE                100235
Hanover Compressor                COM      410768105      321         9700    SH           SOLE                  9700
Harland John H. Co.               COM      412693103     1857        79700    SH           SOLE                 79700
Harman International Industrie    COM      413086109     2329        61154    SH           SOLE                 61154
Haverty Furniture Co., Inc.       COM      419596101     2011       134548    SH           SOLE                134548
Home Depot                        COM      437076102      339         7275    SH           SOLE                  7275
IBM                               COM      459200101      203         1800    SH           SOLE                  1800
ICN Pharmaceuticals, Inc.         COM      448924100     3882       122390    SH           SOLE                122390
Intel Corp.                       COM      458140100      211         7200    SH           SOLE                  7200
International Paper Co.           COM      460146103     3473        97292    SH           SOLE                 97292
Interpore International           COM      46062W107       70        14164    SH           SOLE                 14164
ITT Industries, Inc.              COM      450911102     3740        84509    SH           SOLE                 84509
Jakks Pac, Inc.                   COM      4.70E+110      208        11100    SH           SOLE                 11100
Johnson & Johnson                 COM      478160104      308         6150    SH           SOLE                  6150
Johnson Controls, Inc.            COM      478366107     5496        75840    SH           SOLE                 75840
Jones Apparel Group, Inc.         COM      480074103     2893        66975    SH           SOLE                 66975
JP Morgan, Chase & Co             COM      46625H100     2559        57382    SH           SOLE                 57382
K Mart Corp.                      COM      482584109     3351       292175    SH           SOLE                292175
Kaman Corp.                       COM      483548103     1141        64445    SH           SOLE                 64445
Kellwood Co.                      COM      488044108     2020        87450    SH           SOLE                 87450
Kerr McGee Corp.                  COM      492386107      277         4185    SH           SOLE                  4185
Kimberly-Clark Corp.              COM      494368103     3739        66880    SH           SOLE                 66880
Kopin Corp.                       COM      500600101      231        19050    SH           SOLE                 19050
Lafarge Corp.                     COM      505862102      426        12725    SH           SOLE                 12725
Laser Vision Centers, Inc.        COM      51807H100       34        12800    SH           SOLE                 12800
Lincoln National Corp.            COM      534187109     1111        21460    SH           SOLE                 21460
LSI Logic Corp.                   COM      502161102     3791       201665    SH           SOLE                201665
Lucent Technologies, Inc.         COM      549463107     1227       197590    SH           SOLE                197590
Manitowoc, Inc.                   COM      563571108     1593        53992    SH           SOLE                 53992
Maytag Corp.                      COM      578592107     3685       125930    SH           SOLE                125930
McCormick & Co.                   COM      579780206     2440        58065    SH           SOLE                 58065
Media Arts Group, Inc.            COM      58439C102       30        12000    SH           SOLE                 12000
Merck & Co.                       COM      589331107      215         3365    SH           SOLE                  3365
Merit Medical Systems Co.         COM      589889104      166        18450    SH           SOLE                 18450
Merrill Lynch & Co., Inc.         COM      590188108     1364        23020    SH           SOLE                 23020
Microsoft Corp.                   COM      594918104      259         3550    SH           SOLE                  3550
Misonix, Inc.                     COM      604871103       91        12500    SH           SOLE                 12500
Moog, Inc.                        COM      615394202     1848        47445    SH           SOLE                 47445
National Commerce Financial Co    COM      635449101      424        17391    SH           SOLE                 17391
National Service Industries, I    COM      637657107     3991       176840    SH           SOLE                176840
Navidec                           COM      63934Q101       10        10000    SH           SOLE                 10000
New Frontier Media, Inc.          COM      644398109       44        17000    SH           SOLE                 17000
Nexiq Technologies, Inc.          COM      65334M101       21        11200    SH           SOLE                 11200
Norsk Hydro                       COM      656531605     2311        54125    SH           SOLE                 54125
NPC International, Inc.           COM      629360306     1804       167068    SH           SOLE                167068
Omnicom Group                     COM      681919106      202         2350    SH           SOLE                  2350
Orthodontic Centers of America    COM      68750P103     3110       102347    SH           SOLE                102347
Paccar, Inc.                      COM      693718108     2649        51518    SH           SOLE                 51518
Peregrine Systems, Inc .          COM      71366Q101      472        16269    SH           SOLE                 16269
Pfizer, Inc.                      COM      717081103     1116        27875    SH           SOLE                 27875
Plexus Corp.                      COM      729132100      276         8350    SH           SOLE                  8350
Polaris Industries, Inc.          COM      731068102     3269        71385    SH           SOLE                 71385
PPG Industries                    COM      693506107     3892        74035    SH           SOLE                 74035
PRI Automation, Inc.              COM      69357H106     1441        77780    SH           SOLE                 77780
Procter & Gamble Co.              COM      742718109      208         3253    SH           SOLE                  3253
Quaker Chemical Corp.             COM      747316107     1727        90900    SH           SOLE                 90900
Radian Group, Inc.                COM      750236101      522        12900    SH           SOLE                 12900
Raymond James Financial, Inc.     COM      754730109     1535        50170    SH           SOLE                 50170
Regions Financial Corp.           COM      758940100      287         8964    SH           SOLE                  8964
Regis Corp.                       COM      758932107     2913       138800    SH           SOLE                138800
Repsol YPF SA                     COM      76026T205     3366       202065    SH           SOLE                202065
Rockwell International Corp.      COM      773903109     3854       101110    SH           SOLE                101110
Roxio, Inc.                       COM      780008108      327        25144    SH           SOLE                 25144
Salton, Inc.                      COM      795757103      829        46565    SH           SOLE                 46565
Sara Lee Corp.                    COM      803111103     4614       243637    SH           SOLE                243637
Sento Corp.                       COM      816918106       58        34000    SH           SOLE                 34000
Smithfield Foods, Inc.            COM      832248108     2201        54605    SH           SOLE                 54605
Soligen Tech, Inc.                COM      83423G109       13       114000    SH           SOLE                114000
Sprint PCS Corp.                  COM      852061506     2374        98298    SH           SOLE                 98298
Standex International Corp.       COM      854231107     1808        76589    SH           SOLE                 76589
Stanley Works                     COM      854616109     2461        58770    SH           SOLE                 58770
Superior Industries Internatio    COM      868168105     1459        38085    SH           SOLE                 38085
TBC Corp.                         COM      872180104     1669       174259    SH           SOLE                174259
Telefonos de Mexico SA            COM      879403780     2626        74840    SH           SOLE                 74840
TeleTech Holdings                 COM      879939106      191        21200    SH           SOLE                 21200
Tenet Healthcare Corp.            COM      88033G100     2544        49307    SH           SOLE                 49307
Toll Brothers, Inc.               COM      889478103     2056        52308    SH           SOLE                 52308
Toro Co.                          COM      891092108     1954        43465    SH           SOLE                 43465
TRW, Inc.                         COM      872649108     3192        77845    SH           SOLE                 77845
Tyco International, Ltd.          COM      902124106     6257       114783    SH           SOLE                114783
Universal Corp.                   COM      913456109     1441        36325    SH           SOLE                 36325
US Home & Garden                  COM      902939107        9        12400    SH           SOLE                 12400
VF Corp.                          COM      918204108     3376        92799    SH           SOLE                 92799
Vintage Petroleum, Inc.           COM      927460105     2893       154715    SH           SOLE                154715
Wachovia Corp.                    COM      929771103     1670        23467    SH           SOLE                 23467
Washington Federal, Inc.          COM      938824109     1713        69862    SH           SOLE                 69862
WorldCom, Inc.                    COM      55268B106     3489       247303    SH           SOLE                247303
Xeta Technology                   COM      983909102       62        12000    SH           SOLE                 12000

REPORT SUMMARY:            140 DATA RECORDS          $235,448               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
